Pension and Other Employee Benefits - Additional Information (Detail) ₱ / shares in Units, ₱ in Thousands																		5 Months Ended	12 Months Ended
	Mar. 12, 2020 PHP (₱) shares	Mar. 28, 2019 shares	May 25, 2018 PHP (₱)	Apr. 05, 2018 shares	Mar. 07, 2018 shares	Sep. 26, 2017 shares	May 30, 2015 PHP (₱)	May 21, 2015 PHP (₱)	Dec. 31, 2014 PHP (₱)	Mar. 11, 2014 PHP (₱)	Feb. 19, 2014 PHP (₱)	Sep. 27, 2013	Jan. 25, 2013 PHP (₱)	Aug. 09, 2012 PHP (₱)	Jul. 06, 2012 PHP (₱)	Jun. 30, 2012 PHP (₱)	May 08, 2012 PHP (₱)	Oct. 31, 2013 PHP (₱)	Dec. 31, 2019 PHP (₱) ₱ / shares shares	Dec. 31, 2018 PHP (₱) ₱ / shares shares	Dec. 31, 2017 PHP (₱)	Dec. 31, 2016 PHP (₱)	Mar. 31, 2020 shares	Feb. 28, 2018 PHP (₱)	Oct. 26, 2012 PHP (₱) ₱ / shares
Disclosure Of Defined Benefit Plans [Line Items]
Actual net gain (losses) on plan assets																			₱ 2,855,000	₱ 3,218,000	₱ 1,825,000
Expected contribution in 2020 to the defined benefit plan																			₱ 1,589,000
Description of retirement benefit plan																			Benefits are payable in the event of termination of employment due to: (i) compulsory, optional, or deferred retirement; (ii) death while in active service; (iii) physical disability; (iv) voluntary resignation; or (v) involuntary separation from service. For a plan member with less than 15 years of credited services, retirement benefit is equal to 100% of final compensation for every year of service. For those with at least 15 years of service, retirement benefit is equal to 125% of final compensation for every year of service, with such percentage to be increased by an additional 5% for each completed year of service in excess of 15 years, but not to exceed a maximum of 200%. In case of voluntary resignation after attainment of age 40 and completion of at least 15 years of credited service, benefit is equal to a percentage of his vested retirement benefit, in accordance with percentages prescribed in the retirement plan.
VIU calculations derived from cash flow projections																			The VIU calculations were derived from cash flow projections over a period of three to five years based on the 2019 financial budgets approved by the MediaQuest’s Board of Directors and calculated terminal value.
Carrying value of investments in associates																			₱ 18,777,000	20,498,000
Direct Subscription In Shares Of Stocks																			112,000
Unpaid Subscription in Unlisted Equity Investments																			32,000
Cumulative Change In Fair Market Value Of Investment																			₱ 464,000	₱ 394,000
Debt and fixed income securities																			1.00%	1.00%
Net pension benefit cost																			₱ 178,000	₱ 314,000	251,000
Accrued expenses																			100,815,000	95,724,000
Major business combination [member]
Disclosure Of Defined Benefit Plans [Line Items]
Cash award paid	₱ 654,000
Major business combination [member] | Trustee [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Acquired Shares of Common Stock | shares																							757,000
Performance Shares [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Number of shares issued | shares	236,000	302,000		204,000
Transformation Incentive Plan [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Accrued expenses																			638,000	208,000	827,000
Accrued incentive payable																			795,000
Smart and Subsidiaries [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Actual net gain (losses) on plan assets																			290,000		205,000
Expected contribution in 2020 to the defined benefit plan																			337,000
Net pension benefit cost																			3,084,000	3,159,000
Plan Assets of Defined Benefit Pension Plans																			4,448,000	3,794,000
Smart and Subsidiaries [Member] | International Equities Investment [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Plan Assets of Defined Benefit Pension Plans																			1,114,000	550,000
Smart and Subsidiaries [Member] | Domestic Fixed Income [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Plan Assets of Defined Benefit Pension Plans																			649,000	333,000
Smart and Subsidiaries [Member] | PLDT Shares [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Plan Assets of Defined Benefit Pension Plans																			₱ 13,000	₱ 15,000
Smart and Subsidiaries [Member] | Philippine Foreign Currency Bonds [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of interest earned																			3.70%	10.63%
Plan Assets of Defined Benefit Pension Plans																			₱ 516,000	₱ 165,000
Smart and Subsidiaries [Member] | Domestic Fixed Income [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Plan Assets of Defined Benefit Pension Plans																			₱ 142,000
Government Securities [member]
Disclosure Of Defined Benefit Plans [Line Items]
Fixed interest rates																			5.88%
Investments																			₱ 22,000	31,000
Mutual Funds [member]
Disclosure Of Defined Benefit Plans [Line Items]
Investments																			₱ 9,000	4,000
Fixed Income Securities [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Proportion of portfolio percentage																			50.00%
Temporary Placements [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Proportion of portfolio percentage																			30.00%
Equity Securities 1 [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Proportion of portfolio percentage																			20.00%
Equity Securities 1 [Member] | Smart and Subsidiaries [Member] | Domestic Fixed Income [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Plan Assets of Defined Benefit Pension Plans																			₱ 1,993,000	₱ 1,854,000
Debt and Fixed Income Securities [Member] | Smart and Subsidiaries [Member] | Domestic Fixed Income [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of interest earned																			2.80%	12.00%
Unlisted Preferred Shares [member]
Disclosure Of Defined Benefit Plans [Line Items]
Subscription price per share | ₱ / shares																			₱ 10	₱ 10
Unlisted preferred shares | shares																			300,000,000	300,000,000
Subscription payable																			₱ 2,640,000	₱ 2,640,000
Dividend rate																			13.50%	13.50%
Dividends earned																			₱ 49,000	₱ 49,000	49,000
Corporate Bonds [member]
Disclosure Of Defined Benefit Plans [Line Items]
Investments																			145,000	133,000
MediaQuest PDRs [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Deposits																	₱ 6,000,000
Percentage of Economic Interest																	40.00%
Deposit for future subscription																₱ 4,000,000
Additional deposit for subscription														₱ 1,000,000	₱ 1,000,000
Additional investment																			3,100,000	2,700,000	2,500,000	₱ 5,500,000
Carrying value of investments in associates																			9,747,000	9,262,000
Investment drawn																			3,100,000	2,700,000
Loss on changes in fair value of the investments																			3,072,000	3,038,000
Satventures Philippine Depositary Receipts [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of Economic Interest													40.00%
Deposit for future subscription													₱ 3,600,000
Additional amount deposited													3,600,000
Cignal TV Philippine Depositary Receipts [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of Economic Interest												64.00%
Hastings Philippine Depositary Receipts [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Deposit for future subscription										₱ 300,000								₱ 1,950
Additional amount deposited											₱ 500,000		₱ 1,950
Total deposit for subscription									₱ 2,250,000
Hasting philippine depository receipts [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of Economic Interest							70.00%
Additional amount deposited							₱ 3,250,000
Additional investment								₱ 800,000
Settlement amount								200,000
Balance investment amount								₱ 500,000
Carrying value of investments in associates																								₱ 1,664,000
BTF Holdings, Inc. [Member] | Voting Preferred Stock [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Voting Preferred Stock																									₱ 150,000
Subscription price per share | ₱ / shares																									₱ 1.00
Total Subscription Price																									₱ 150,000
Dividend income																			10,000	10,000	10,000
Dividends received																			2,000	2,000
SMPHI [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Shares of stocks sold to third party			₱ 142,000
Bancholders Inc [member]
Disclosure Of Defined Benefit Plans [Line Items]
Cumulative Change In Fair Market Value Of Investment																					93,000
Parent [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Shares of stocks sold to third party																			₱ 2,000	₱ 2,000	₱ 2,000
Plan Member with Less Than 15 Years of Credited Services [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Credited services period																			15 years
Percentage of retirement benefit equal to compensation																			100.00%
Plan Member with At Least 15 Years of Credited Services [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Credited services period																			15 years
Percentage of retirement benefit equal to compensation																			125.00%
Plan Member with At Least 15 Years of Credited Services [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Credited services period																			15 years
Additional retirement benefit percentage for each completed year in excess of 15 years																			5.00%
Bottom of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Average duration of the defined benefit obligation																			8 years
Pre-tax discount rates applied to cash flow projections																			11.30%
Growth rate of cash flows beyond the projection period																			0.00%
Percentage of contribution to plan by employer																			5.00%
Debt and fixed income securities																			10.00%
Bottom of Range [Member] | Performance Shares [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Performance share awards performance period						Dec. 31, 2019
Bottom of Range [Member] | Defined Contribution Plans [member]
Disclosure Of Defined Benefit Plans [Line Items]
Average duration of the defined benefit obligation																			12 years
Bottom of Range [Member] | Corporate Bonds [member]
Disclosure Of Defined Benefit Plans [Line Items]
Fixed interest rates																			3.95%
Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Average duration of the defined benefit obligation																			19 years
Pre-tax discount rates applied to cash flow projections																			11.90%
Growth rate of cash flows beyond the projection period																			4.10%
Percentage of contribution to plan by employer																			10.00%
Percentage of contribution to plan by employee																			10.00%
Debt and fixed income securities																			50.00%
Top of Range [Member] | Performance Shares [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Performance share awards performance period						Jan. 01, 2017
Number of shares issued | shares					914,000	860,000
Number of shares authorized for acquisition of additional performance shares | shares					54,000
Top of Range [Member] | Defined Contribution Plans [member]
Disclosure Of Defined Benefit Plans [Line Items]
Average duration of the defined benefit obligation																			20 years
Top of Range [Member] | Corporate Bonds [member]
Disclosure Of Defined Benefit Plans [Line Items]
Fixed interest rates																			7.06%
Top of Range [Member] | Plan Member with At Least 15 Years of Credited Services [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of retirement benefit equal to compensation																			200.00%